DEBT - Debt Restrictions (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt, Excluding Current Maturities and Due to Related Parties, Noncurrent	$ 1,264,356,000	$ 686,244,000
Debt and lease restrictions:
Restrictive covenants, minimum amount of cash and cash equivalents	$ 50,000,000